Nature of operations	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Nature of operations
1.	Nature of operations

Sony Corporation and its consolidated subsidiaries (hereinafter collectively referred to as “Sony”) are engaged in the development, design, manufacture, and sale of various kinds of electronic equipment, instruments, and devices for consumer, professional and industrial markets as well as game consoles and software. Sony’s primary manufacturing facilities are located in Asia including Japan. Sony also utilizes third-party contract manufacturers for certain products. Sony’s products are marketed throughout the world by sales subsidiaries and unaffiliated distributors as well as direct sales via the Internet. Sony is engaged in the production, acquisition and distribution of motion pictures and television programming and the operation of television and digital networks. Sony is also engaged in the development, production, manufacture, and distribution of recorded music and the management and licensing of the words and music of songs. Further, Sony is also engaged in various financial services businesses, including life and non-life insurance operations through its Japanese insurance subsidiaries and banking operations through a Japanese Internet-based banking subsidiary. In addition to the above, Sony is engaged in a network services business and an advertising agency business in Japan.